Annual Fund Operating Expenses - Horizon Kinetics Texas ETF - Horizon Kinetics Texas ETF Class	Jan. 21, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	Estimated for the current fiscal year.